UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04165

AMERICAN CENTURY TARGET MATURITIES TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	09-30

Date of reporting period:	12-31-2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Zero Coupon 2015 Fund

December 31, 2011

Zero Coupon 2015 - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1) — 85.9%

Federal Judiciary, 0.00%, 2/15/14	$51,000	$49,742
Federal Judiciary, 0.00%, 2/15/15	5,485,000	5,251,334
STRIPS - COUPON, 0.00%, 2/15/15	9,650,000	9,500,695
AID (Israel), 0.00%, 5/1/15	10,000,000	9,700,060
AID (Israel), 0.00%, 5/15/15	2,350,000	2,278,264
STRIPS - COUPON, 0.00%, 5/15/15	17,158,000	16,848,761
REFCORP STRIPS - COUPON, 0.00%, 7/15/15	22,279,000	21,569,525
AID (Israel), 0.00%, 8/15/15	15,000,000	14,489,820
Federal Judiciary, 0.00%, 8/15/15	7,021,000	6,656,112
STRIPS - COUPON, 0.00%, 8/15/15	2,428,000	2,377,634
STRIPS - PRINCIPAL, 0.00%, 8/15/15	6,000,000	5,879,778
REFCORP STRIPS - COUPON, 0.00%, 10/15/15	31,598,000	30,495,356
STRIPS - COUPON, 0.00%, 11/15/15	49,931,000	48,718,176
STRIPS - PRINCIPAL, 0.00%, 11/15/15	31,750,000	31,111,158
REFCORP STRIPS - COUPON, 0.00%, 1/15/16	4,159,000	3,997,144
Federal Judiciary, 0.00%, 2/15/16	10,000	9,360
STRIPS - COUPON, 0.00%, 2/15/16	5,000,000	4,855,930
STRIPS - COUPON, 0.00%, 5/15/16	9,200,000	8,897,357
REFCORP STRIPS - COUPON, 0.00%, 7/15/16	28,091,000	26,701,226
STRIPS - COUPON, 0.00%, 8/15/16	11,000,000	10,577,578
REFCORP STRIPS - COUPON, 0.00%, 10/15/16	42,742,000	40,369,862

TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $254,291,062)		300,334,872

ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) — 13.8%

FICO STRIPS - COUPON, 0.00%, 4/6/14	3,570,000	3,511,638
TVA STRIPS - COUPON, 0.00%, 5/1/14	150,000	146,486
FICO STRIPS - COUPON, 0.00%, 5/2/14	96,000	94,375
FICO STRIPS - COUPON, 0.00%, 10/5/14	22,000	21,529
FICO STRIPS - COUPON, 0.00%, 11/30/14	180,000	175,777
FICO STRIPS - COUPON, 0.00%, 2/8/15	7,681,000	7,471,846
FICO STRIPS - COUPON, 0.00%, 2/8/15	136,000	132,297
FICO STRIPS - COUPON, 0.00%, 4/6/15	3,038,000	2,948,127
FICO STRIPS - COUPON, 0.00%, 4/6/15	1,017,000	986,914
FNMA STRIPS - COUPON, 0.00%, 7/15/15	2,337,000	2,250,737
FHLMC STRIPS - COUPON, 0.00%, 9/15/15	3,500,000	3,341,597
TVA STRIPS - COUPON, 0.00%, 11/1/15	4,000,000	3,799,372
FICO STRIPS - COUPON, 0.00%, 11/2/15	52,000	49,995
FICO STRIPS - COUPON, 0.00%, 11/11/15	2,000,000	1,921,974
FNMA STRIPS - COUPON, 0.00%, 11/15/15	3,000,000	2,871,288
FICO STRIPS - COUPON, 0.00%, 12/6/15	190,000	182,318
FICO STRIPS - COUPON, 0.00%, 12/27/15	5,125,000	4,911,467
FICO STRIPS - COUPON, 0.00%, 6/6/16	5,000,000	4,744,790

Zero Coupon 2015 - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value

FNMA STRIPS - COUPON, 0.00%, 11/15/16	$9,250,000	$8,633,913

TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (Cost $41,699,023)		48,196,440

TEMPORARY CASH INVESTMENTS — 0.5%

SSgA U.S. Government Money Market Fund (Cost $1,792,040)	1,792,040	1,792,040

TOTAL INVESTMENT SECURITIES — 100.2% (Cost $297,782,125)		350,323,352

OTHER ASSETS AND LIABILITIES — (0.2)%		(758,164)

TOTAL NET ASSETS — 100.0%		$349,565,188

Notes to Schedule of Investments
AID	-	Agency for International Development
Equivalent	-	Security whose principal payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FICO	-	Financing Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

Zero Coupon 2015 - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	—	$300,334,872	—
Zero-Coupon U.S. Government Agency Securities	—	48,196,440	—
Temporary Cash Investments	$1,792,040	—	—

Total Value of Investment Securities	$1,792,040	$348,531,312	—

Zero Coupon 2015 - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

3. Federal Tax Information

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$297,898,749
Gross tax appreciation of investments	$52,424,603
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$52,424,603

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Zero Coupon 2020 Fund

December 31, 2011

Zero Coupon 2020 - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1) — 90.7%

Federal Judiciary, 0.00%, 2/15/19	$306,000	$258,646
Federal Judiciary, 0.00%, 8/15/19	339,000	280,703
REFCORP STRIPS - COUPON, 0.00%, 10/15/19	630,000	539,458
REFCORP STRIPS - PRINCIPAL, 0.00%, 10/15/19	6,500,000	5,602,090
REFCORP STRIPS - COUPON, 0.00%, 1/15/20	14,674,000	12,428,130
REFCORP STRIPS - COUPON, 0.00%, 4/15/20	7,299,000	6,103,906
AID (Israel), 0.00%, 5/1/20	15,000,000	12,366,180
AID (Israel), 0.00%, 5/15/20	396,000	331,227
REFCORP STRIPS - COUPON, 0.00%, 7/15/20	25,918,000	21,433,486
REFCORP STRIPS - PRINCIPAL, 0.00%, 7/15/20	26,144,000	21,784,645
Federal Judiciary, 0.00%, 8/15/20	115,000	91,079
STRIPS - COUPON, 0.00%, 8/15/20	2,500,000	2,137,815
REFCORP STRIPS - COUPON, 0.00%, 10/15/20	12,059,000	9,863,852
REFCORP STRIPS - PRINCIPAL, 0.00%, 10/15/20	5,000,000	4,121,195
STRIPS - COUPON, 0.00%, 11/15/20	123,057,000	104,247,614
REFCORP STRIPS - COUPON, 0.00%, 1/15/21	16,789,000	13,586,935
REFCORP STRIPS - PRINCIPAL, 0.00%, 1/15/21	13,535,000	11,050,163
Federal Judiciary, 0.00%, 2/15/21	110,000	85,190
STRIPS - COUPON, 0.00%, 2/15/21	20,188,000	16,955,699
STRIPS - PRINCIPAL, 0.00%, 2/15/21	11,000,000	9,323,061
AID (Israel), 0.00%, 5/15/21	5,000,000	4,020,740
STRIPS - COUPON, 0.00%, 5/15/21	10,000,000	8,314,350
STRIPS - PRINCIPAL, 0.00%, 5/15/21	13,250,000	11,119,214
STRIPS - COUPON, 0.00%, 8/15/21	13,000,000	10,717,707
STRIPS - PRINCIPAL, 0.00%, 8/15/21	4,500,000	3,751,556
STRIPS - COUPON, 0.00%, 11/15/21	6,000,000	4,895,742

TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $231,965,870)		295,410,383

ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) — 8.9%

FICO STRIPS - PRINCIPAL, 0.00%, 4/5/19	535,000	462,014
TVA STRIPS - COUPON, 0.00%, 5/1/19	11,000	9,396
FICO STRIPS - PRINCIPAL, 0.00%, 9/26/19	5,700,000	4,839,533
TVA STRIPS - COUPON, 0.00%, 11/1/19	9,000	7,558
FHLMC STRIPS - COUPON, 0.00%, 1/15/20	6,250,000	5,250,594
FNMA STRIPS - COUPON, 0.00%, 7/15/20	10,000,000	8,146,920
Government Trust Certificate, 0.00%, 4/1/21	7,683,000	5,913,167
FHLMC STRIPS - COUPON, 0.00%, 9/15/21	5,727,000	4,442,497

TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (Cost $22,645,216)		29,071,679

Zero Coupon 2020 - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

TEMPORARY CASH INVESTMENTS — 0.5%

SSgA U.S. Government Money Market Fund (Cost $1,661,329)	$1,661,329	$1,661,329

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $256,272,415)		326,143,391

OTHER ASSETS AND LIABILITIES — (0.1)%		(230,923)

TOTAL NET ASSETS — 100.0%		$325,912,468

Notes to Schedule of Investments
AID	-	Agency for International Development
Equivalent	-	Security whose principal payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FICO	-	Financing Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

Zero Coupon 2020 - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	—	$295,410,383	—
Zero-Coupon U.S. Government Agency Securities	—	29,071,679	—
Temporary Cash Investments	$1,661,329	—	—

Total Value of Investment Securities	$1,661,329	$324,482,062	—

Zero Coupon 2020 - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

3. Federal Tax Information

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$257,404,904
Gross tax appreciation of investments	$68,738,487
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$68,738,487

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Zero Coupon 2025 Fund

December 31, 2011

Zero Coupon 2025 - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1) — 88.6%

REFCORP STRIPS - COUPON, 0.00%, 1/15/24	$4,650,000	$3,330,014
REFCORP STRIPS - COUPON, 0.00%, 4/15/24	1,560,000	1,103,450
REFCORP STRIPS - COUPON, 0.00%, 7/15/24	6,926,000	4,836,391
REFCORP STRIPS - COUPON, 0.00%, 10/15/24	12,184,000	8,403,305
REFCORP STRIPS - COUPON, 0.00%, 1/15/25	22,922,000	15,617,721
STRIPS - COUPON, 0.00%, 2/15/25	1,000,000	714,859
REFCORP STRIPS - COUPON, 0.00%, 4/15/25	23,013,000	15,502,086
REFCORP STRIPS - COUPON, 0.00%, 7/15/25	20,000,000	13,327,220
STRIPS - COUPON, 0.00%, 8/15/25	2,000,000	1,401,334
STRIPS - COUPON, 0.00%, 11/15/25	53,800,000	37,309,816
STRIPS - COUPON, 0.00%, 2/15/26	19,299,000	13,252,218
REFCORP STRIPS - COUPON, 0.00%, 4/15/26	36,041,000	23,083,179
STRIPS - COUPON, 0.00%, 5/15/26	9,991,000	6,797,247
REFCORP STRIPS - COUPON, 0.00%, 7/15/26	29,127,000	18,727,176
STRIPS - COUPON, 0.00%, 8/15/26	7,100,000	4,780,175
STRIPS - PRINCIPAL, 0.00%, 8/15/26	1,000,000	685,071
STRIPS - COUPON, 0.00%, 11/15/26	12,000,000	8,006,472
STRIPS - PRINCIPAL, 0.00%, 11/15/26	5,000,000	3,393,045

TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $124,212,220)		180,270,779

ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) — 11.1%

FNMA STRIPS - COUPON, 0.00%, 4/8/24	10,000	6,798
TVA STRIPS - COUPON, 0.00%, 5/1/24	1,000,000	679,984
FHLMC STRIPS - COUPON, 0.00%, 9/15/24	42,000	28,516
FNMA STRIPS - COUPON, 0.00%, 1/15/25	247,000	161,938
FHLMC STRIPS - COUPON, 0.00%, 3/15/25	5,342,000	3,500,223
FHLMC STRIPS - COUPON, 0.00%, 3/15/25	6,000,000	3,931,086
FNMA STRIPS - COUPON, 0.00%, 8/7/25	1,838,000	1,173,528
FHLMC STRIPS - COUPON, 0.00%, 9/15/25	5,184,000	3,336,635
FHLMC STRIPS - COUPON, 0.00%, 9/15/25	7,162,000	4,609,757
TVA STRIPS - COUPON, 0.00%, 11/1/25	1,162,000	733,729
TVA STRIPS - PRINCIPAL, 0.00%, 11/1/25	6,000,000	3,854,754
FNMA STRIPS - COUPON, 0.00%, 1/15/26	841,000	518,767

TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (Cost $17,121,471)		22,535,715

TEMPORARY CASH INVESTMENTS — 0.3%

SSgA U.S. Government Money Market Fund (Cost $618,054)	618,054	618,054

Zero Coupon 2025 - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $141,951,745)	203,424,548

OTHER ASSETS AND LIABILITIES†	(12,875)

TOTAL NET ASSETS — 100.0%	$203,411,673

Notes to Schedule of Investments

Equivalent	-	Security whose principal payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

†	Category is less than 0.05% of total net assets.
(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

Zero Coupon 2025 - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	—	$180,270,779	—
Zero-Coupon U.S. Government Agency Securities	—	22,535,715	—
Temporary Cash Investments	$618,054	—	—

Total Value of Investment Securities	$618,054	$202,806,494	—

Zero Coupon 2025 - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

3. Federal Tax Information

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$143,526,771
Gross tax appreciation of investments	$59,897,777
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$59,897,777

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Target Maturities Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 27, 2012

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 27, 2012